Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts receivable, allowance for credit loss	$ 0	$ 8,724
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	386,883	375,225
Common stock, shares outstanding (in shares)	386,883	375,225